UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22265

Western Asset Municipal Defined Opportunity Trust Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET MUNICIPAL

DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

FEBRUARY 28, 2010

Schedule of investments (unaudited)

February 28, 2010

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 98.5%
Arizona — 2.6%
Salt Verde, AZ, Financial Corp., Gas Revenue	5.000%	12/1/32	$7,610,000	$6,735,839
California — 4.7%
Alameda County, CA, Joint Powers Authority Lease Revenue, AGM	5.000%	12/1/34	1,000,000	1,013,380
California Housing Finance Agency Revenue:
Home Mortgage	5.000%	2/1/28	6,755,000	6,108,682	(a)
Home Mortgage	4.800%	8/1/37	6,000,000	4,893,960	(a)
Total California				12,016,022
Colorado — 2.5%
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	6,000,000	6,507,780
Florida — 7.0%
Citizens Property Insurance Corp., FL, Senior Secured High Act	6.000%	6/1/17	6,900,000	7,560,054	†
Florida State Municipal Power Agency Revenue, All Requirements Power	6.250%	10/1/31	4,750,000	5,359,283
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	5,000,000	5,018,200
Total Florida				17,937,537
Georgia — 7.7%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,000,000	5,422,900
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	3,260,000	3,456,089
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	10,000,000	10,994,000
Total Georgia				19,872,989
Indiana — 7.5%
Indiana Municipal Power Agency Power Supply System Revenue	6.000%	1/1/39	10,000,000	10,661,800
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.500%	1/1/29	8,000,000	8,593,280
Total Indiana				19,255,080
Louisiana — 4.3%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	10,000,000	11,028,500
Maryland — 3.4%
Maryland State Health & Higher EFA Revenue, Washington County Hospital	5.750%	1/1/38	9,000,000	8,743,860
Michigan — 15.2%
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	7,000,000	6,714,260
AGM	6.250%	7/1/36	3,000,000	3,237,120
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	9,000,000	8,875,530
Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC	6.350%	10/1/35	10,000,000	10,683,800	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	8,000,000	9,494,960
Total Michigan				39,005,670
Missouri — 4.8%
Missouri State Development Finance Board, Infrastructure Facilities Revenue, Independence Events Center	6.250%	4/1/34	11,940,000	12,262,499

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey — 4.4%
New Jersey State EFA Revenue, University of Medicine and Dentistry	7.500%	12/1/32	$10,000,000	$11,286,000
New York — 1.2%
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	3,000,000	3,029,460
Ohio — 5.3%
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.700%	8/1/20	2,500,000	2,693,175
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,000,000	10,986,800	(b)(c)
Total Ohio				13,679,975
Pennsylvania — 4.2%
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	10,000,000	10,648,800
Rhode Island — 4.3%
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	10,000,000	11,070,600
Tennessee — 3.2%
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	8,000,000	8,318,960
Texas — 9.9%
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	10,000,000	9,986,500	(a)(b)
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,200,000	10,450,716
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,325,000	3,433,362
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	1,310,000	1,397,311
Total Texas				25,267,889
U.S. Virgin Islands — 2.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	5,000,000	5,394,900
Wisconsin — 4.2%
Wisconsin State HEFA Revenue, Prohealth Care Inc. Obligation Group	6.625%	2/15/39	10,000,000	10,771,800
TOTAL INVESTMENTS — 98.5% (Cost — $224,119,231#)				252,834,160
Other Assets in Excess of Liabilities — 1.5%				3,794,378
TOTAL NET ASSETS — 100.0%				$256,628,538

†	All or a portion of this security is held at the broker as collateral for futures contracts.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.
(c)	Maturity date shown represents the mandatory tender date.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AGC	-	Assured Guaranty Corporation - Insured Bonds
	AGM	-	Assured Guaranty Municipal Corporation - Insured Bonds
	AMBAC	-	American Municipal Bond Assurance Corporation - Insured Bonds
	EFA	-	Educational Facilities Authority
	HEFA	-	Health & Educational Facilities Authority

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Summary of Investments by Industry*

Health Care	22.8%
Industrial Revenue	16.2%
Power	13.3%
Water & Sewer	11.6%
Education	8.8%
Housing	8.6%
Other	7.8%
Transportation	6.1%
Special Tax Obligation	4.4%
Leasing	0.4%
100.0%

* As a percentage of total investments. Please note that Fund holdings are as of February 28, 2010 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	8.7%
AA/Aa	16.7%
A	55.2%
BBB/Baa	19.4%
100.0%

†              As a percentage of total investments.

‡              In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 4 and 5 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC,
CC and C
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Municipal bonds†	—	$252,834,160	—	$252,834,160

†See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At February 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$28,714,929
Gross unrealized depreciation	0
Net unrealized appreciation	$28,714,929

Notes to Financial Statements (unaudited) (continued)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Defined Opportunity Trust Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 20, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: April 20, 2010